UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          March 31, 2012


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gina Kowacich
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Gina Kowacich                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                28

Form 13F Information Table Value Total:            155,721,851
                                                   (thousands)




List of Other Included Managers:

ISSUER                           SYMBOL     CUSIP                 VALUE         SH/PRN             INVESTMENT      OTHER    VOTING
                                                                 1,000.00       AMOUNT             DISCRETION      MGRS    AUTHORITY

ISHARES TRUST LEHMAN             AGG       464287226              561,941.52       5,115.535       Yes             No       No

IShares Lehman International     CIU       464288638                8,708.00          80.000       Yes             No       No

Barclays Bank Plc                DJP       06738C779            1,329,398.16      31,413.000       Yes             No       No

iShares MSCI Emerging Markets    EEM       464287234           13,959,477.44     325,054.749       Yes             No       No

Ishares Trust EAFE Index Fund    EFA       464287465           29,521,434.30     537,829.009       Yes             No       No

Ishares Trust MSCI Index         EFG       464288885              220,310.48       3,757.000       Yes             No       No

Ishares Trust MSCI Eafe
  Value Index Fund               EFV       464288877              213,145.00       4,535.000       Yes             No       No

Ishares Trust Cohen & Steers
  Realty Majors                  ICF       464287564            5,734,434.26      74,822.994       Yes             No       No

iShares S&P SC 600 Barra Value   IJS       464287879                9,349.83         119.000       Yes             No       No

iShares S&P 500 Barra Value Fund IVE       464287408               73,565.69       1,133.000       Yes             No       No

Ishares Trust                    IVV       464287200                9,461.07          67.000       Yes             No       No

iShares S&P 500 Barra
  Growth Fund                    IVW       464287309              421,092.19       5,587.000       Yes             No       No

I Shares Russell 1000 Index      IWB       464287622               32,587.28         418.000       Yes             No       No

Ishares Trust Russell Microcap   IWC       464288869              280,217.48       5,451.702       Yes             No       No

iShares Russell 1000 Value       IWD       464287598           41,756,010.50     595,918.517       Yes             No       No

iShares Russell 1000 Growth      IWF       464287614           39,617,219.14     599,534.188       Yes             No       No

iShares Russell 2001             IWM       464287655              371,237.23       4,483.000       Yes             No       No

iShares Russell 2000 Value
  Index Fund                     IWN       464287630           11,409,626.50     156,360.511       Yes             No       No

Ishares Russell 2000
  Growth Index                   IWO       464287648            8,543,243.64      89,570.598       Yes             No       No

Ishares Trust Russell Midcap
  Growth Index                   IWP       464287481               15,088.80         240.000       Yes             No       No

Ishares Trust Russell Midcap
  Value Index Fund               IWS       464287473              167,299.88       3,476.000       Yes             No       No

iShares Dow Jones US Real
  Estate Index Fund              IYR       464287739              573,010.11       9,197.594       Yes             No       No

Ishares Trust Large Value
  Index Fund                     JKF       464288109              560,913.33       8,998.000       Yes             No       No

Ishares Trust Small Growth
  Index Fund                     JKK       464288604               70,578.69         753.000       Yes             No       No

Ishares Trust Small Value
  Index Fund                     JKL       464288703               72,827.18         831.000       Yes             No       No

Ishares Trust KLD Select Social  KLD       464288802              172,362.67       2,798.595       Yes             No       No

Ishares Trust 1-3 Treasury
  Index Fund                     SHY       464287457               14,840.32             176       Yes             No       No

iShares Barclay TIPS Bond        TIP       464287176                2470.65               21       Yes             No       No

                                                              155,721,851.34    2,467,740.992